Dissagreggated Revenue	12 Months Ended
Dec. 31, 2024
Dissagreggated Revenue [Abstract]
DISSAGREGGATED REVENUE

13. DISSAGREGGATED REVENUE

The following table shows disaggregated revenue by major product categories for the years ended December 31, 2022, 2023 and 2024, respectively:

	For the years ended December 31,
	2022	2023	2024	2024
	HKD	HKD	HKD	US$
Private-labelled apparel products	336,306,554	156,316,352	196,736,307	25,327,485
Own-branded apparel products	11,145,014	17,886,275	38,931,427	5,011,963
Total	347,451,568	174,202,627	235,667,734	30,339,448

The following table shows disaggregated cost of revenues by major product categories for the years ended December 31, 2022, 2023 and 2024, respectively:

	For the years ended December 31,
	2022	2023	2024	2024
	HKD	HKD	HKD	US$
Private-labelled apparel products	301,429,220	134,239,759	178,307,992	22,955,056
Own-branded apparel products	4,187,387	4,914,557	7,915,189	1,018,987
Total	305,616,607	139,154,316	186,223,181	23,974,043

The following table sets forth a breakdown of our gross profit and gross profit margin for years ended December 31, 2022, 2023 and 2024:

	For the year ended December 31, 2024
Product category	Revenue	Cost of revenue	Gross profit	Gross profit margin
	HKD	HKD	HKD	%
Private-labelled apparel products	196,736,307	178,307,992	18,428,315	9.4%
Own-branded apparel products	38,931,427	7,915,189	31,016,238	79.7%
Total	235,667,734	186,223,181	49,444,553	21.0%

	For the year ended December 31, 2023
Product category	Revenue	Cost of revenue	Gross profit	Gross profit margin
	HKD	HKD	HKD	%
Private-labelled apparel products	156,316,352	134,239,759	22,076,593	14.1%
Own-branded apparel products	17,886,275	4,914,557	12,971,718	72.5%
Total	174,202,627	139,154,316	35,048,311	20.1%

	For the year ended December 31, 2022
Product category	Revenue	Cost of revenue	Gross profit	Gross profit margin
	HKD	HKD	HKD	%
Private-labelled apparel products	336,306,554	301,429,220	34,877,334	10.4%
Own-branded apparel products	11,145,014	4,187,387	6,957,627	62.4%
Total	347,451,568	305,616,607	41,834,961	12.0%

In the following table, revenue is disaggregated by the geographical locations of customers:

	For the years ended December 31,
	2022	2023	2024	2024
	HKD	HKD	HKD	US$
Geographical locations:
The United States and Canada	328,293,299	132,124,783	171,354,373	22,059,859
The UK	11,145,014	17,898,073	39,906,752	5,137,525
Others	8,013,255	24,179,771	24,406,609	3,142,064
Total	347,451,568	174,202,627	235,667,734	30,339,448